Other Assets (Schedule Of Non-Current Other Assets) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred financing costs	$ 11.8	$ 11.1
Other	6.3	13.4
Total other assets	$ 18.1	$ 24.5